CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS, AND RESTRICTED CASH
Cash and cash equivalents	$ 65,263	$ 53,454
Restricted cash	993	1,127
Cash and cash equivalents, and restricted cash	$ 66,256	$ 54,581	$ 69,438	$ 104,830